Acquisitions and Investments	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Acquisitions and Investments

4. Acquisitions and Investments

2013

On February 20, 2013, the Company completed its acquisition of all of the shares of Robbins & Myers, Inc. (“R&M”), a U.S.-based designer and manufacturer of products and systems for the oil and gas industry. Under the merger agreement for this transaction, R&M shareholders received $60.00 in cash for each common share for an aggregate purchase price of $2,378 million, net of cash acquired. In addition to R&M, the Company completed five acquisitions and other investments for an aggregate purchase price of $19 million, net of cash acquired.

The Company has included the financial results of R&M in its consolidated financial statements as of the date of acquisition with components of the R&M operations included in each of the Company’s segments. The Company believes the acquisition of R&M will advance its strategic goal of providing a broader selection of products and services to its customers.

The following table displays the total preliminary purchase price allocation for the R&M acquisition. The table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition (in millions):

Current assets, net of cash acquired	$428
Property, plant and equipment	250
Intangible assets	894
Goodwill	1,590
Other assets	49

Total assets acquired	3,211

Current liabilities	186
Deferred taxes	524
Other liabilities	123

Total liabilities	833

Cash consideration, net of cash acquired	$2,378

The Company has allocated $894 million to identifiable intangible assets (19 year weighted-average life). The intangible assets are amortizable and are comprised of: $635 million of customer relationships (18 year weighted-average life), $170 million of patents (20 year weighted-average life), $86 million of trademarks (20 year weighted-average life), and $3 million of other intangible assets (1 year weighted-average life). The amount allocated to goodwill represents the excess of the purchase price over the fair value of the net assets acquired. Goodwill specifically includes the expected synergies and other benefits that the Company believes will result from combining its operations with those of businesses acquired and other intangible assets that do not qualify for separate recognition, such as assembled workforce in place at the date of acquisition. Goodwill resulting from the R&M acquisition is not deductible for tax purposes. Pro forma information is not included because the results of the acquired operations would not have materially impacted the Company’s consolidated operating results.

2012

In the year ended December 31, 2012, the Company completed 17 acquisitions for an aggregate purchase price of $2,880 million, net of cash acquired. These acquisitions included:

•	All the shares of NKT Flexibles I/S (“NKT”), a Denmark-based designer and manufacturer of flexible pipe products and systems for the offshore oil and gas industry, acquired on April 4, 2012. The Company reported the NKT results within its Completion & Production Solutions segment from the date of acquisition.

•	All the shares of Enerflow Industries Inc. (U.S.) and certain assets of Enerflow Industries Inc. (Canada) (“Enerflow”), a Canada-based fabricator and manufacturer of pressure pumping, blending, and cementing equipment for use primarily in Canada and the U.S., acquired on May 16, 2012. The Company reported the Enerflow results within its Completion & Production Solutions segment from the date of acquisition.

•	All the shares of Wilson Distribution Holdings (“Wilson”), a U.S.-based distributor of pipe, valves and fittings as well as mill, tool and safety products and services, acquired on May 31, 2012. The Company reported the Wilson results within its discontinued operations from the date of acquisition.

•	All the shares of CE Franklin Ltd. (“CE Franklin”), a Canada-based distributor of pipe, valves, flanges, fittings, production equipment, tubular products and other general oilfield supplies to oil and gas producers in Canada as well as to the oil sands, refining, heavy oil, petrochemical, forestry and mining industries, acquired on July 19, 2012. The Company reported the CE Franklin results within its discontinued operations from the date of acquisition.

•	All the shares of Fiberspar Corporation (“Fiberspar”), a U.S.-based manufacturer of fiberglass-reinforced spoolable pipe for the oil and gas industry, acquired on October 10, 2012. The Company reported the Fiberspar results within its Wellbore Technologies segment from the date of acquisition.

The following table displays the total purchase price allocation for the 2012 acquisitions and summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition (in millions):

Total
Current assets, net of cash acquired	$1,441
Property, plant and equipment	248
Intangible assets	981
Goodwill	1,000
Other assets	2

Total assets acquired	3,672

Current liabilities	585
Long-term debt	1
Other liabilities	206

Total liabilities	792

Cash consideration, net of cash acquired	$2,880

The Company allocated $981 million to intangible assets (18 year weighted-average life). The intangible assets are amortizable and are comprised of: $473 million of customer relationships (20 year weighted-average life), $159 million of trademarks (16 year weighted-average life), and $348 million of other intangible assets (17 year weighted-average life). Goodwill specifically includes the expected synergies and other benefits that the Company believes will result from combining its operations with those of businesses acquired and other intangible assets that do not qualify for separate recognition, such as assembled workforce in place at the date of each acquisition. The $1,000 million allocated to goodwill represents the excess of the purchase price over the fair value of the net assets acquired. Goodwill resulting from the NKT and CE Franklin acquisitions and a portion of the Enerflow acquisition is not deductible for tax purposes. Pro forma information is not included because the results of the acquired operations would not have materially impacted the Company’s consolidated operating results.

2011

The Company completed nine acquisitions for an aggregate purchase price of $1,038 million, net of cash acquired. These acquisitions included:

•	The shares of Ameron International Corporation (“Ameron”), a U.S.-based manufacturer of highly engineered products and materials for the chemical, industrial, energy, transportation and infrastructure markets.

•	The shares of Conner Steel Products Holding Company, a U.S.-based manufacturer of storage and handling equipment for the oilfield services industry.

The following table displays the total purchase price allocation for the 2011 acquisitions and summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition (in millions):

		All Other
	Ameron	Acquisitions	Total
Current assets, net of cash acquired	$245	$106	$351
Property, plant and equipment	402	41	443
Intangible assets	142	131	273
Goodwill	199	178	377
Other assets	59	14	73

Total assets acquired	1,047	470	1,517

Current liabilities	154	80	234
Long-term debt	16	—	16
Other liabilities	173	56	229

Total liabilities	343	136	479

Cash consideration, net of cash acquired	$704	$334	$1,038

The Company allocated $273 million to intangible assets (16 year weighted-average life), comprised of: $119 million of customer relationships (14 year weighted-average life), $39 million of trademarks (35 year weighted-average life), and $115 million of other intangible assets (12 year weighted-average life).

Each of the acquisitions was accounted for using the purchase method of accounting and, accordingly, the results of operations of each business are included in the consolidated results of operations from the date of acquisition. A summary of the acquisitions follows (in millions):

	Years Ended December 31,
	2013	2012	2011
Fair value of assets acquired, net of cash acquired	$3,329	$3,672	$1,517
Cash paid, net of cash acquired	(2,397)	(2,880)	(1,038)

Liabilities assumed, debt issued and noncontrolling interest	$932	$792	$479

Excess purchase price over fair value of net assets acquired	$1,903	$1,000	$377